Cash and cash equivalents	12 Months Ended
Jun. 30, 2022
Cash and cash equivalents
Cash and cash equivalents

23 Cash and cash equivalents

Cash and cash equivalents comprise:

	As at June 30,
	2021	2022
	RMB’000	RMB’000
Cash on hand	549	450
Cash at bank	6,771,104	5,348,042

Cash and cash equivalents as presented in the consolidated statements of financial position and in the consolidated statements of cash flows	6,771,653	5,348,492